(6) Certain Relationships and Related Transactions: Future Maturities for Related-Party Debt (Tables) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Tables/Schedules
Future Maturities for Related-Party Debt
Fiscal Year	Total
2013	$ 12,793,303
2014	1,730,712
Thereafter	-
Total	$ 14,524,015